Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease costs
(in thousands)	Year Ended December 31, 2022	Year Ended December 31, 2021
Components of total lease costs:
Operating lease expense	$1,544	$902
Total lease costs	$1,544	$902

Schedule of lease assets and lease liabilities
(in thousands)	December 31, 2022	December 31, 2021
Assets
Right of use asset – long term	$2,693	$—
Total right of use asset	$2,693	$—
Liabilities
Operating lease liabilities – short term	$1,488	$—
Operating lease liabilities – long term	1,084	—
Total lease liability	$2,572	$—

Schedule of lease terms and discount rate
Weighted average remaining lease term (in years) – operating leases	1.7
Weighted average discount rate – operating leases	4%

Schedule of future minimum lease payment
Years ending December 31,	(in thousands)
2023	$1,577
2024	1,087
2025	5
2026	3
Thereafter	—
Total minimum lease payment	$2,672